Condensed Financial Information of DHT Holdings, Inc. - Income Statement (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Income Statement
Shipping revenues	$ 375,941	$ 355,052	$ 356,010
Operating expenses
Voyage expenses	(161,891)	(113,301)	(65,349)
Vessel operating expenses	(75,800)	(72,431)	(61,855)
Depreciation and amortization	(103,476)	(96,758)	(84,340)
Impairment charges	(3,500)	(8,540)	(84,700)
Profit/(loss), sale of vessel	75	(3,540)	138
General and administrative expense	(15,052)	(17,180)	(19,391)
Total operating expenses	(359,644)	(311,749)	(315,496)
Operating income/(loss)	16,297	43,303	40,514
Share of profit in associated companies	858	802	649
Interest income	345	140	66
Interest expense	(54,211)	(40,109)	(35,070)
Fair value gain/(loss) on derivative financial liabilities	(5,191)	2,154	3,235
Other financial income/(expenses)	(4,943)	443	(40)
Profit/(loss) before income tax	(46,845)	6,733	9,354
Income tax expense	(83)	(131)	(95)
Profit/(loss) for the year	(46,927)	6,602	9,260
Attributable to the owners of parent	$ (46,927)	$ 6,602	$ 9,260
Basic net income/(loss) per share	$ (0.33)	$ 0.05	$ 0.10
Diluted net income/(loss) per share	$ (0.33)	$ 0.05	$ 0.10
Weighted average number of shares (basic)	143,429,610	124,536,338	93,382,757
Weighted average number of shares (diluted)	143,434,921	124,536,338	93,389,610
Parent Company [Member]
Operating expenses
Impairment charges	$ (93,452)	$ (4,948)	$ (18,132)
Dividend income	9,909	25,415	16,900
General and administrative expense	(13,735)	(13,764)	(14,525)
Operating income/(loss)	(97,279)	6,703	(8,987)
Interest income	24,893	21,798	14,559
Interest expense	(10,341)	9,229	(11,494)
Other financial income/(expenses)	(3,416)	1,020	693
Profit/(loss) for the year	(86,143)	20,293	(5,228)
Revenues	$ 0	$ 0	$ 6,770